Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 5,391,000	$ 950,000	$ 8,067,000
Customer deposits		7,300,000	28,800,000
Advertising expense		25,500,000	12,000,000
Allowance for doubtful accounts		1,506,000	1,011,000
Allowance amount	589,000	$ 1,789,000	$ 843,000
Estimated useful lives		5 years	5 years
Intangible assets		$ 49,000,000
Impairment charge			$ 1,400,000
Accrual and related interest expense		19,300,000	18,500,000
Cash and cash equivalents		19,500,000
Restricted cash		1,000,000
Vendor deposits		25,000,000	12,200,000
Working capital	$ 15,900,000	25,900,000
Operating loss		134,400,000
Cash from operation		46,700,000
Depreciation and amortization		11,500,000
Impairment charges		109,100,000
Loan commitment balance		10,000,000
Reduction in revenue			16,600,000
Allowance for sales returns			7,400,000
Reverse revenue			8,100,000
Sales taxes			1,100,000
Sales return allowance			4,000,000
Adjusting recognized revenue			6,000,000
Accrual of vendor purchases			1,500,000
Adjustment inventory			1,400,000
General and administrative expenses			900,000
Bad debt expense			600,000
Allowance for doubtful accounts			300,000
Income tax expense			4,400,000
Expense			100,000
Current assets			18,300,000
Net increase in inventory			7,700,000
Property and equipment			1,000,000
Reduction in accounts receivable			1.1
Allowance for doubtful accounts			0.6
Accounts payable			10,300,000
Total liabilities			4,500,000
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment assets		85,400,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets		23,700,000
Rebates receivable			400,000
Current assets			6,600,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost of goods sold			6,700,000
Vendor [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash		200,000
Vendor [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash		750,000
Merchandise Inventory [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance amount		$ 1,800,000	$ 800,000